Post-Employee Benefit Obligations - Summary of Changes in Fair Value of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Beginning balance	$ (3,090,862)	$ (2,919,501)
Interest income	(174,136)	(251,095)
Return on plan assets, excluding interest	(97,592)	(268,916)
Foreign currency translation differences	695,254	112,309
Employer contributions	(133,195)	(121,088)
Benefits paid	(778)	(2,295)
Contributions paid	284,308	359,724
Transfer to Financial Debt	(176,759)
Defined benefit plan obligation reductions	596,679
Ending balance	$ (2,097,081)	$ (3,090,862)